CONTENT ASSETS - Estimated Amortization Expense (Details) - Dec. 31, 2023 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)
Estimated amortization expense
2024	₽ 9,150	$ 102.0
2025	6,683	74.5
2026	3,121	34.8
Total	26,565	296.2
Released Content, Net [Member]
Estimated amortization expense
2024	7,008	78.1
2025	4,462	49.8
2026	2,516	28.1
Thereafter	1,355	15.1
Total	15,341	$ 171.1
Licensed content, net
Estimated amortization expense
2024	5,592
2025	3,320
2026	1,604
Thereafter	1,033
Total	11,549
Produced content
Estimated amortization expense
2024	1,416
2025	1,142
2026	912
Thereafter	322
Total	₽ 3,792